Average Annual Total Returns - PSF Natural Resources Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 5 Years	Class II 10 Years	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years	PSF Natural Resources Custom Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	PSF Natural Resources Custom Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	PSF Natural Resources Custom Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.28%	4.96%	(4.40%)	11.82%	4.54%	(4.78%)	16.50%	12.82%	10.48%	(13.19%)	3.88%	(0.38%)